3. Inventory and Cost of Sales	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
3. Inventory and Cost of Sales

Inventory is stated at the lower of cost or market value. Cost is determined using the first-in, first-out method. The Company records an inventory reserve for estimated excess and obsolete inventory based upon historical turnover, market conditions and assumptions about future demand for its products. When applicable, expiration dates of certain inventory items with a definite life are taken into consideration.

Inventories consist of the following (in thousands):

	As of
	June 30, 2014	December 31, 2013
Finished goods	$5,015	$4,642
Raw materials	3,880	1,667
	8,895	6,309
Reserve for excess and obsolete	(370)	(336)

Inventory, net	$8,525	$5,973

    Cost of revenues includes the cost of inventory, shipping and handling costs incurred by the Company in connection with shipments to customers, royalties associated with certain products, transaction banking costs and depreciation on certain assets.